LEGG MASON INCOME TRUST, INC.

100 Light Street
23rd Floor
Baltimore, MD  21202
1-877-534-4327

September 3, 2004



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Legg Mason Income Trust, Inc.
      File Nos. 033-12092 and 811-05029
      ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the Primary Class Prospectus and Statement of Additional Information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 41 ("PEA No. 41") to its registration statement on Form N-1A. PEA No. 41 was filed electronically pursuant to Rule 485(b) on August 31, 2004.

If you have any questions or comments concerning the filing, please contact me at 410-454-5313.

Very truly yours,

/s/ Richard M. Wachterman

Richard M. Wachterman
Assistant Secretary